6. EXPLORATION AND EVALUATION ASSETS: Schedule of Morrison Claims Exploration and Evaluation Assets (Tables)	12 Months Ended
Jan. 31, 2020
Tables/Schedules
Schedule of Morrison Claims Exploration and Evaluation Assets

Morrison claims, Canada	2020	2019	2018

Balance, beginning of year	$24,870,119	$24,864,119	$24,821,100

Exploration and evaluation costs
Additions
Assays	-	-	7,000
Staking and recording	-	-	369
Environmental
Geological and geophysical	10,540	-	-
Sub-contracts and labour	-	-	8,720
Travel	-	-	842
Scoping/Feasibility study
Sub-contracts and labour	-	6,000	18,088
Sub-contracts and labour - related parties	-	-	8,000

Total Exploration and evaluation costs for the year	$10,540	$6,000	$43,019

Balance, end of year	$24,880,659	$24,870,119	$24,864,119